Debt and Credit Arrangements - Schedule of Debt (Detail) - USD ($) $ in Thousands	Aug. 04, 2018	Feb. 03, 2018	Jul. 29, 2017	Jan. 28, 2017
Debt Instrument [Line Items]
Debt instrument carrying amount	$ 1,980,700	$ 2,752,563	$ 2,812,200
Unamortized debt discount and debt issuance cost	(24,413)	(40,153)	(42,030)	$ (37,338)
Less: current portion	(62,250)	(219,750)	(236,250)	(20,000)
Long-term debt	1,894,071	2,492,660	2,533,907	2,000,118
Abl Facility [Member]
Debt Instrument [Line Items]
Credit facility, borrowed	93,000	217,000	267,000	55,000
First Lien Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount	1,887,734	1,910,563	1,920,187	1,425,273
Second Lien Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount	$ 0	$ 625,000	$ 625,000	$ 577,183